Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Changes in goodwill [abstract]
Goodwill at beginning of period	$ 4,569	[1]	$ 4,019
Foreign exchange revaluation	(210)		550
Goodwill, ending balance	$ 4,359		$ 4,569	[1]

[1]	Restated (Note 5)